Income Taxes - Schedule of Reconciliation of the Company's Effective Tax Rate to the Statutory Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal income tax at statutory federal rate	35.00%	35.00%	35.00%
State taxes	0.60%	1.20%	3.70%
Permanent differences	(6.30%)	(2.40%)	(6.50%)
Stock-based compensation	(1.50%)	(1.00%)	(2.70%)
Tax credits	12.60%	9.00%	24.10%
Change in deferred state tax rate	(0.30%)	(1.90%)
Other	3.70%	(0.50%)	1.80%
Change in valuation allowance	(36.00%)	(32.50%)	(55.40%)
Total	7.80%	6.90%